Notes Payable – Related Party	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Notes Payable – Related Party

NOTE – 9	NOTES PAYABLE – RELATED PARTY

The Company had notes payable to the Company’s President in amounts of $1,160,000 and $290,000 as of September 30, 2012 and 2011, respectively. The notes are due on demand with zero interest, which are not evidenced by promissory notes, but rather are oral agreements between the President and the Company. The Company recorded imputed interest expense of $29,756 during the year ended September 30, 2012. This accrued interest amount is recorded in other payables. The effects of imputed interest for the year ended September 30, 2011, is immaterial to the consolidated financial statements taken as a whole.